Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Summary of Income Tax Expense

	2023	2022	2021
	€	€	€
Current income tax expense	(473,623)	(757,413)	(131,921)
Deferred tax (charge) benefit	(575,182)	78,326	61,804
Income tax benefit / (expense)	(1,048,805)	(679,087)	(70,117)

Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss

Reconciliation of income tax benefit / (expense) at statutory tax rate and the income tax benefit / (expense) as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2023	2022	2021
	€	€	€
Loss before income tax	(99,826,263)	(75,653,470)	(42,660,662)
Income tax at statutory income tax rate in The Netherlands (2023: 25.8%; 2022 & 2021: 25%)	25,755,176	19,518,595	10,665,166
Effect of tax rates in other countries	(14,334,369)	(10,823,383)	(7,482,832)
Derecognition of previously unrecognized deferred tax assets	(58,506)	(554,853)	—
Current period losses for which no deferred tax asset has been recognized	(14,771,877)	(9,184,919)	(2,910,890)
Nondeductible expenses	(458,482)	383,153	(353,543)
Prior period adjustments	2,819,253	(17,680)	11,982
Income tax benefit / (expense)	(1,048,805)	(679,087)	(70,117)

Summary of Tax Loss Carry-forwards Incurred In Current And Prior Years

Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2027	—	—	—
2028	103,332,348	—	103,332,348
2029	87,214,172	—	87,214,172
2030	103,751,019	—	103,751,019
Unlimited	—	30,737,684	30,737,684
Total carry-forward losses	294,297,539	30,737,684	325,035,223

Summary of Movements in Deferred Tax Balances

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2023	1,792,382	—	301,852	2,094,234
(Charged)/credited
- Comprehensive (loss) income	(37,609)	—	111,064	73,455
- Currency translation differences	—	—	(12,716)	(12,716)
At December 31, 2023	1,754,773	—	400,200	2,154,973
Deferred tax liability
At January 1, 2023	—	(42,048)	(1,792,383)	(1,834,431)
(Charged)/credited
- Comprehensive income (loss)	—	28,489	37,610	66,099
- Currency translation differences	—	888	—	888
At December 31, 2023	—	(12,671)	(1,754,773)	(1,767,444)
Net deferred tax assets at December 31, 2023				387,529

	R&D	Fixed	Non-current provisions
	expenses	assets	and liabilities	Total
Deferred tax assets	€	€	€
At January 1, 2022	1,909,916	—	238,508	2,148,424
(Charged)/credited
- Profit or loss	(117,534)	—	49,354	(68,180)
- Currency translation differences	—	—	13,990	13,990
At December 31, 2022	1,792,382	—	301,852	2,094,234
Deferred tax liability
At January 1, 2022	—	(66,456)	(1,909,916)	(1,976,372)
(Charged)/credited
- Profit or loss	—	28,972	117,533	146,505
- Currency translation differences	—	(4,564)	—	(4,564)
At December 31, 2022	—	(42,048)	(1,792,383)	(1,834,431)
Net deferred tax assets at December 31, 2022				259,803